Financial risk management objectives and policies - Foreign Exchange Risk Narrative (Details) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 28, 2025 CAD ($)	Mar. 29, 2026 CAD ($)	Mar. 30, 2025 CAD ($)	Mar. 31, 2024 CAD ($)	Aug. 28, 2030 CAD ($)	Aug. 28, 2030 USD ($)	Aug. 21, 2025 USD ($)
Disclosure of credit risk exposure [line items]
Settlement of term loan derivative contracts		$ 6.6	$ 0.0	$ 0.0
Term Loan
Disclosure of credit risk exposure [line items]
Borrowings		410.6	412.0				$ 300.0
Foreign exchange risk
Disclosure of credit risk exposure [line items]
Unrealized gains (losses) on foreign exchange contracts not treated as hedges		(3.9)	5.7	1.7
Foreign exchange risk | Forward contract | Fair value hedges | Term Loan
Disclosure of credit risk exposure [line items]
Settlement of term loan derivative contracts	$ 6.6
Foreign exchange risk | Forward contract | Fair value hedges | Forecast | Term loan, repricing amendment
Disclosure of credit risk exposure [line items]
Borrowings						$ 270.0
Notional amount of derivative					$ 373.6
Foreign exchange risk | Long-dated forward exchange contract | Cash flow hedges
Disclosure of credit risk exposure [line items]
Unrealized gains (losses) on foreign exchange contracts not treated as hedges		$ (10.2)	$ 17.8	$ (1.3)